Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net income	$ 4,060,000	$ 3,564,000	$ 4,153,000	$ 5,983,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	360,000	347,000	462,000	452,000
Net (accretion) amortization of discounts and premiums on securities	(188,000)	(99,000)	(144,000)	140,000
Deferred income taxes	(61,000)	5,000	18,000	43,000
(Recovery of) provision for credit losses	169,000	(212,000)	(226,000)	0
Increase in accrued interest receivable	(210,000)	(229,000)	(234,000)	(280,000)
Increase in accrued interest payable	591,000	1,054,000	1,080,000	75,000
Increase in cash surrender value of bank owned life insurance	(192,000)	(181,000)	(245,000)	(217,000)
Realized losses on sale of available-for-sale securities			399,000	0
Net marketable equity security losses	112,000	75,000	78,000	37,000
Origination of loans held for sale	(3,462,000)	(2,049,000)	(2,209,000)	(4,397,000)
Proceeds from loans sold	3,424,000	2,099,000	2,262,000	4,526,000
Gain on sale of loans	(75,000)	(50,000)	(53,000)	(129,000)
Gain on sale of premises and equipment	4,000	(2,000)	(2,000)	0
Change in other assets and liabilities, net	(199,000)	(80,000)	445,000	(738,000)
Net Cash Provided by Operating Activities	4,339,000	4,242,000	5,784,000	5,495,000
Cash Flows from Investing Activities
Purchases	(10,407,000)	(4,066,000)	(22,018,000)	(39,311,000)
Proceeds from paydowns, maturities and calls	11,749,000	13,588,000	29,295,000	16,040,000
Proceeds from sales	0	0	5,091,000	0
Net increase in loans	(22,843,000)	(12,840,000)	(19,112,000)	(29,782,000)
Decrease of interest-bearing time deposits	5,439,000	249,000	240,000	3,592,000
Decrease (Increase) in restricted investments in bank stock	(170,000)	671,000	718,000	(980,000)
Proceeds from sale of premises and equipment	0	37,000	37,000	0
Purchase of bank owned life insurance	0	(1,100,000)	(1,100,000)	0
Purchases of premises and equipment	(193,000)	(173,000)	(218,000)	(292,000)
Net Cash Used in Investing Activities	(16,375,000)	(3,634,000)	(7,067,000)	(50,733,000)
Cash Flows from Financing Activities
Increase (decrease) in deposits	23,803,000	16,261,000	11,936,000	(4,959,000)
Proceeds from Federal Home Loan Bank advances	2,000,000	4,000,000	4,000,000	24,750,000
Repayment of Federal Home Loan Bank advances	(1,200,000)	(19,897,000)	(19,946,000)	(2,049,000)
Proceeds from Federal Reserve Bank borrowings	0	9,500,000	9,500,000	0
Increase in Federal Funds purchased	(435,000)	0	435,000	0
Decrease in repurchase agreements	(151,000)	(398,000)	(463,000)	(18,425,000)
Purchase of treasury stock			0	(800,000)
Sale of treasury stock			102,000	277,000
Dividends paid on common stock	(1,338,000)	(1,298,000)	(2,615,000)	(2,564,000)
Net Cash Provided by (Used In) Financing Activities	22,679,000	8,168,000	2,949,000	(3,770,000)
Net increase (decrease) in cash and cash equivalents	10,643,000	8,776,000	1,666,000	(49,008,000)
Cash and Cash Equivalents, Beginning of Year	12,206,000	10,540,000	10,540,000	59,548,000
Cash and Cash Equivalents, End of Year	22,849,000	19,316,000	12,206,000	10,540,000
Supplementary Cash Flows Information
Interest paid	6,615,000	4,190,000	6,386,000	2,062,000
Income taxes paid	620,000	600,000	780,000	900,000
Supplementary Disclosure of Noncash Transactions
Other real estate acquired in settlement of loans	0	56,000	56,000	0
Decrease in maximum cash obligation related to ESOP shares	$ 188,000	$ (279,000)	$ (300,000)	$ (7,000)